Unaudited Condensed Consolidated Interim Statement of Cash Flows - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2018		Apr. 30, 2017
Cash flows from operating activities
Loss before income tax	£ (6,781)		£ (5,964)
Adjusted for:
Finance income	(1)		(1)
Finance costs	188		224
Foreign exchange (gain) / loss	(457)		473
Depreciation	77		23
Amortization of intangible fixed assets	208		2
Loss on disposal of assets	0		37
Research and development expenditure credit	(65)		0
Share-based payment expense	545		277
Adjusted loss from operations before changes in working capital	(6,286)		(4,929)
Increase in prepayments and other receivables	(1,434)		(482)
Decrease in deferred revenue	(2,339)		(1,728)
Increase / (decrease) in trade and other payables	3,019		(798)
Cash used by operations	(7,040)		(7,937)
Taxation paid	0		(15)
Net cash used by operating activities	(7,040)		(7,952)
Investing activities
Purchase of property, plant and equipment	(25)		(280)
Purchase of intangible assets	(5)		0
Interest received	1		1
Net cash used in investing activities	(29)		(279)
Financing activities
Proceeds from issue of share capital	15,000		0
Transaction costs on share capital issued	(858)		0
Proceeds from exercise of warrants	0		10
Proceeds from exercise of share options	99		3
Net cash generated from financing activities	14,241		13
Increase / (decrease) in cash and cash equivalents	7,172		(8,218)
Effect of exchange rates in cash and cash equivalents	411		(482)
Cash and cash equivalents at beginning of the period	20,102	[1]	28,062
Cash and cash equivalents at end of the period	£ 27,685		£ 19,362

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’